Supplemental information - Foreign exchange (Details)	12 Months Ended
Dec. 31, 2025 CAD ($) $ / country
Collar, Jan - Jun 2026
Disclosure Of Supplemental Information [Line Items]
Derivative interest maturity period	Jan 2026 - Jun 2026
Monthly Bought Put Amount	$ 11,000,000
Currency Bought	USD
Weighted Average Bought Put Price | $ / country	1.35
Monthly Sold Call Amount	$ 11,000,000
Currency Sold	USD
Weighted Average Sold Call Price | $ / country	1.4403
Collar, Jan - Dec 2026
Disclosure Of Supplemental Information [Line Items]
Derivative interest maturity period	Jan 2026 - Dec 2026
Monthly Bought Put Amount	$ 2,000,000
Currency Bought	USD
Weighted Average Bought Put Price | $ / country	1.35
Monthly Sold Call Amount	$ 2,000,000
Currency Sold	USD
Weighted Average Sold Call Price | $ / country	1.4355
Swap | Interest rate risk
Disclosure Of Supplemental Information [Line Items]
Derivative interest maturity period	Feb 2033
Receive Notional Amount	$ 250,000,000,000
Receive Rate	7.25%
SOFR rate	2.35%
Pay Notional Amount	$ 357,870,000,000
Pay Rate	6.099%
Swap | Interest rate risk
Disclosure Of Supplemental Information [Line Items]
Derivative interest maturity period	Dec 2025 - Jan 2026
Receive Notional Amount	$ 143,075,837,000
Pay Notional Amount	$ 200,000,000,000
CORRA	2.206%